NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
NET INCOME PER SHARE
Schedule of basic and diluted net loss per share

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(In thousands, except share and per share data)
Numerator
Net income attributable to ordinary shareholders of KANZHUN LIMITED	107,245	1,099,227	1,584,664

Denominator
Weighted average number of ordinary shares used in computing basic net income per share	868,941,151	870,304,878	881,882,225
Dilutive effect of share-based awards	43,200,840	32,431,117	27,346,532
Weighted average number of ordinary shares used in computing diluted net income per share	912,141,991	902,735,995	909,228,757

Net income per share attributable to ordinary shareholders of KANZHUN LIMITED
—Basic	0.12	1.26	1.80
—Diluted	0.12	1.22	1.74